Trade and other receivables (Details 3 - Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loss allowance trade receivables	€ 0
Average credit period on sales of services	30 days	30 days
Interest is charged on receivables	€ 0
Trade receivables write-down that are subject to enforcement activities	0	€ 0
Impaired receivables	€ 0
over 365 days
Disclosure of financial assets [line items]
Expected credit loss rate	100.00%
Online payment service providers
Disclosure of financial assets [line items]
Loss allowance trade receivables	€ 0	0
Other trade receivables
Disclosure of financial assets [line items]
Loss allowance trade receivables	€ 0	€ 0